Fixed Assets and Intangible Assets - Schedule of Fixed Assets and Intangible Assets (Details) - Content Checked Inc [Member] - USD ($)	Mar. 31, 2015	Mar. 31, 2014
Capitalized Software	$ 15,000	$ 15,000
Less accumulated amortization	(4,449)	(1,449)
Capitalized Software, net	$ 10,551	$ 13,551